Matthews Asia Innovators Fund	March 31, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 97.2%
	Shares	Value
India: 24.0%
Zomato, Ltd.[b]	8,218,232	$18,013,734
Reliance Industries, Ltd.	330,367	11,813,326
Tata Motors, Ltd.	829,531	9,903,279
ICICI Bank, Ltd.	578,353	7,624,811
Bajaj Finance, Ltd.	81,695	7,133,511
Axis Bank, Ltd.	472,920	5,960,399
Delhivery, Ltd.[b]	669,659	3,596,677
HDFC Asset Management Co., Ltd.[c,d]	66,994	3,021,177
Lupin, Ltd.	102,731	1,994,149
Cummins India, Ltd.	45,932	1,658,171
Indian Hotels Co., Ltd.	222,876	1,581,997
Total India		72,301,231

China/Hong Kong: 23.7%
Meituan Class Bb,c,d	884,700	10,920,820
Tencent Holdings, Ltd.	255,200	9,940,026
Trip.com Group, Ltd. ADR[b]	188,699	8,281,999
PDD Holdings, Inc. ADR[b]	62,373	7,250,861
Alibaba Group Holding, Ltd.	753,300	6,811,967
Lam Research Corp.	5,652	5,491,314
NAURA Technology Group Co., Ltd. A Shares	111,799	4,721,547
Innovent Biologics, Inc.[b,c,d]	934,000	4,506,555
Contemporary Amperex Technology Co., Ltd. A Shares	173,100	4,504,001
DiDi Global, Inc.[b]	979,331	3,750,838
Shenzhen Inovance Technology Co., Ltd. A Shares	349,200	2,897,242
KE Holdings, Inc. ADR	166,720	2,289,066
Total China/Hong Kong		71,366,236

Taiwan: 18.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,236,000	29,609,880
Alchip Technologies, Ltd.	78,000	7,718,599
MediaTek, Inc.	95,000	3,442,259
ASPEED Technology, Inc.	33,000	3,439,264
Unimicron Technology Corp.	529,000	3,145,004
Eclat Textile Co., Ltd.	170,000	2,907,440
Wiwynn Corp.	41,000	2,807,529
Accton Technology Corp.	105,000	1,504,703
M31 Technology Corp.	32,000	1,286,956
Total Taiwan		55,861,634

South Korea: 13.8%
Samsung Electronics Co., Ltd.	247,258	14,859,591
SK Hynix, Inc.	83,221	11,024,734
Hyundai Motor Co.	42,012	7,392,787
Samsung SDI Co., Ltd.	10,980	3,894,102
Kakao Corp.	72,834	2,943,989

	Shares	Value
NEXTIN, Inc.	27,726	$1,438,782
Total South Korea		41,553,985

United States: 8.7%
NVIDIA Corp.	15,906	14,372,025
Broadcom, Inc.	5,057	6,702,599
Meta Platforms, Inc. Class A	10,416	5,057,801
Total United States		26,132,425

Singapore: 3.0%
Sea, Ltd. ADR[b]	165,863	8,908,502
Total Singapore		8,908,502

Indonesia: 2.4%
PT Bank Rakyat Indonesia Persero Tbk	18,785,000	7,182,914
Total Indonesia		7,182,914

Netherlands: 2.0%
ASML Holding NV	6,165	5,982,947
Total Netherlands		5,982,947

Brazil: 1.0%
NU Holdings, Ltd. Class Ab	245,448	2,928,195
Total Brazil		2,928,195

Total Investments: 97.2%		292,218,069
(Cost $252,018,728)
CASH AND OTHER ASSETS, LESS LIABILITIES: 2.8%		8,399,401
Net Assets: 100.0%		$300,617,470

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2024, the aggregate value is $18,448,552, which is 6.14% of net assets.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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